Investment Securities	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,944	$11	$—	$4,955
U.S. Government agencies	52,935	47	1,066	51,916
GSE - Mortgage-backed securities and CMO’s	17,217	—	515	16,702
State and political subdivisions	13,373	5	423	12,955
Corporate bonds	5,030	6	265	4,771
Total securities available for sale	$93,499	$69	$2,269	$91,299
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$855	$—	$12	$843
State and political subdivisions	6,877	6	61	6,822
Corporate bonds	3,105	—	20	3,085
Total securities held to maturity	$10,837	$6	$93	$10,750

Note 2 - Investment Securities (Continued)

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Government agencies	$56,522	$33	$940	$55,615
GSE - Mortgage-backed securities and CMO’s	21,253	12	374	20,891
State and political subdivisions	14,368	27	196	14,199
Corporate bonds	5,042	7	11	5,038
Total securities available for sale	$97,185	$79	$1,521	$95,743

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,348	$—	$9	$1,339
State and political subdivisions	6,925	23	36	6,912
Corporate bonds	3,185	25	—	3,210
Total securities held to maturity	$11,458	$48	$45	$11,461

At December 31, 2018 and December 31, 2017, the Company owned Federal Reserve Bank stock reported at cost of $509,000 and $508,000, respectively. Also, at December 31, 2018 and December 31, 2017, the Company owned Federal Home Loan Bank Stock (FHLB) of $585,000 and $559,000, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership in, and borrowings with, these banks and classified as restricted stock on the consolidated balance sheet. These investments are carried at cost since there is no ready market and redemption has historically been made at par value. The Company estimated that the fair value approximated cost and that these investments were not impaired at December 31, 2018.

Results from sales of securities available for sale for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(dollars in thousands)
Gross proceeds from sales	$—	$8,918	$20,225
Realized gains from sales	$—	$—	$544
Realized losses from sales	—	(14)	—
Net realized gains (losses)	$—	$(14)	$544

At December 31, 2018 and 2017 securities available for sale with a carrying amount of $71.5 million and $75.5 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

Note 2 - Investment Securities (Continued)

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and December 31, 2017. We believe these unrealized losses on investment securities are a result of a volatile market and fluctuations in market prices due to a rise in interest rates, which will adjust if rates decline. Management does not believe these fluctuations are a reflection of the credit quality of the investments. At December 31, 2018, the unrealized losses on available for sale securities less than twelve months related to  four government agency bonds, one government sponsored enterprise (GSE) mortgage backed security and one corporate bond. The Company had sixteen government agency bonds, sixteen GSE mortgage backed securities, one corporate bond and eight state and political subdivision bonds that had been in a loss position twelve months or more. At December 31, 2018, the unrealized losses on held to maturity securities less than twelve months related to two corporate bonds and two state and political subdivision bonds. The Company had the unrealized losses for twelve months or more in the held to maturity portfolio of one government agency and six state and political subdivision bonds. At December 31, 2017, the unrealized loss on available for sale securities less than twelve months related to six government agency bonds, four GSE mortgage backed securities, one corporate bond and one state and political subdivision bonds. The Company had fifteen government agency bonds, twelve GSE mortgage backed securities and seven state and political subdivision bonds that had been in a loss position for more than twelve months. The unrealized losses on held to maturity securities related to one government agency security and five state and political subdivision bonds.

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	1,924	29	47,814	1,037	49,738	1,066
GSE-Mortgage-backed securities and CMO’s	526	6	15,602	509	16,128	515
State and political	—	—	11,109	423	11,109	423
Corporate bonds	1,989	224	1,971	41	3,960	265
Total securities available for sale	$4,439	$259	$76,496	$2,010	$80,935	$2,269

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$—	$—	$843	$12	$843	$12
State and political	755	6	5,157	55	5,912	61
Corporate bonds	3,085	20	—	—	3,085	20
Total securities held to maturity	$3,840	$26	$6,000	$67	$9,840	$93

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	9,028	112	43,352	828	52,380	940
GSE-Mortgage-backed securities and CMO’s	5,074	37	14,057	337	19,131	374
State and political	1,182	1	10,317	195	11,499	196
Corporate bonds	2,008	11	—	—	2,008	11
Total securities available for sale	$17,292	$161	$67,726	$1,360	$85,018	$1,521

Note 2 - Investment Securities (Continued)

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,338	$9	$—	$—	$1,338	$9
State and political	4,269	36	—	—	4,269	36
Total securities held to maturity	$5,607	$45	$—	$—	$5,607	$45

Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality but that the losses are temporary in nature. At December 31, 2018, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following tables show contractual maturities of the investment portfolio as of December 31, 2018:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within one year	$18,514	$18,412
Due after one but within five years	36,147	35,189
Due after five but within ten years	8,314	8,045
Due after ten years	13,307	12,951
Mortgage backed securities	17,217	16,702
	$93,499	$91,299

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due after one but within five years	8,651	8,578
Due after five but within ten years	2,186	2,172
	$10,837	$10,750

The mortgage-backed securities are shown separately as they are not due at a single maturity date.